WOA All Asset I

a series of Northern Lights Fund Trust II

Class I Shares (Symbol: WOAIX)

Supplement dated July 29, 2013

to the Prospectus and Statement of Additional Information (“SAI”) dated June 28, 2013

The following supersedes any contrary information contained in the Fund’s current Prospectus or SAI.

The Board of Trustees (the “Board”) of Northern Lights Fund Trust II has approved certain changes to WOA All Asset I (the “Fund”). In particular, the Board approved certain changes to the Fund’s principal investment strategies.  The changes will be effective on or about September 3, 2013.

As a result of these changes, the Fund will use an unconstrained strategy that will invest primarily in exchange traded funds (“ETFs”), open-end mutual funds and individual securities representing four broad buckets, including global equities, global fixed income, cash and commodities/currencies rather than a constrained strategy that only invests in ETFs.  Further, the changes in the Fund’s strategy will alter the Fund’s risk level from balanced strategy with a moderate risk level to an aggressive risk level.

Currently, under normal circumstances, the Fund operates as a “fund of funds” investing primarily in ETFs, other open-end mutual funds, and closed-end funds (collectively, “Underlying Funds”).  Under the current strategy, the Fund’s investment adviser allocates assets to four primary asset segments:  equity securities, fixed income securities, real estate, and commodities.  Under normal market conditions, the Fund’s investment adviser will not invest more than 40% of the Fund’s assets in any one of the four primary asset segments.

Under its new investment strategy, the Fund, under normal market conditions, will continue to operate as a “fund of funds” investing primarily in Underlying Funds as well as exchange-traded notes (“ETNs”); however, the Fund now may also invest in individual securities and futures.  Further, under the new investment strategy the Fund’s investment adviser will continue to tactically allocate assets to four primary asset segments, however, those segments are now:  global equity securities, global fixed income securities, cash, and commodities/currencies. Additionally, the new investment strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments.

Under the current strategy, the Fund’s investment adviser seeks to achieve the Fund’s investment objective by using the following investment strategies: (i) investing in a diversified portfolio of Underlying Funds that invest in or are linked to U.S. equity securities, fixed income securities, real estate, and commodities, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes; and (ii) as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down) and in ETNs that provide a hedge against equity market volatility (the value of the ETN goes up when the equity markets are volatile).

Under the new strategy, the Fund’s investment adviser will seek to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds that invest in or are linked to the new asset segments (global equity securities, global fixed income securities, cash, and commodities/currencies), as well as, invest in individual securities and futures representing these new asset segments.  The Fund may also now increase its global exposure, and may continue to invest in Underlying Funds linked to foreign, including emerging market, indexes.  Additionally, under the new strategy, the Fund may now invest in securities issued by foreign governments regardless of rating.  Additionally, and will no longer invest in ETFs that are inverse to the market or ETNs that provide a hedge against equity market volatility as a hedging technique.

Under the Fund’s previous investment strategy, the Fund’s portfolio turnover rate was 17%.  However, under the Fund’s revised investment strategy the Fund’s portfolio turnover rate is expected to be significantly higher.

Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about September 3, 2013, the following changes are made to the Prospectus of the Fund.

Change in the Fund’s Strategies and Risks

The section of the Prospectus entitled “Summary Section—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund operates as a “fund of funds” investing primarily in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), other open-end mutual funds and closed-end funds (collectively, “Underlying Funds”).  The Fund may also invest in individual securities and futures.  The Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”), tactically allocates assets to four primary asset segments:  global equity securities, global fixed income securities, cash, and commodities/currencies.  The Fund’s strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments.  The Fund Manager seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds, individual securities and futures representing these asset segments.  The Fund invests in Underlying Funds that invest in or are linked to global equity securities, global fixed income securities, cash, and commodities/currencies, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes.  The Fund may also invest in individual securities and futures representing or within these preceding asset classes, including, with respect to the global securities category, securities issued by foreign governments regardless of rating.

The Fund Manager actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  When selecting Underlying Funds for investment, the Fund Manager considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  The Fund Manager may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Fund Manager believes that another Underlying Fund or security offers a better opportunity to achieve the Fund’s objective.

Under the Fund’s previous investment strategy, the Fund’s portfolio turnover rate was 17%.  However, under the Fund’s revised investment strategy the Fund’s portfolio turnover rate is expected to be significantly higher.

The section of the Prospectus entitled “Summary Section —Principal Investment Risks” is deleted in its entirety and replaced with the following:

Principal Investment Risks.  All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

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Exchange-Traded Funds Risk – Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

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Exchange-Traded Notes Risk – ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

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Debt Securities Risk – When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

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Non-Investment Grade Bond Risks – The Fund may invest in non-investment grade bonds or in Underlying Funds that own non-investment grade bonds.  Non-investment grade bonds involve greater risk than investment-grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

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Commodities Risk – The Fund may invest in commodity futures or Underlying Funds that own securities or other instruments linked to the commodities sector.  Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Management Risk – The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  The Fund Manager may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

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Market Risk – Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments in both individual securities and Underlying Funds may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

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Foreign Securities Risk – The Fund may invest directly in foreign securities or in Underlying Funds that are linked to foreign indexes or hold foreign securities.  Investments in foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

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Foreign Currency Risk – The Fund may invest in currency linked instruments or in Underlying Funds that make investments in currencies.  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

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Emerging Markets Risk – Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

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Smaller and Medium Issuer Risk – Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

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Derivatives Risk:   The Fund may use derivatives, such as futures contracts.  The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

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Interest Rate Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

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Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund.  Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

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Underlying Funds Risk – You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

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Limited History of Operations Risk – The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.  In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale.  The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

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Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

The section of the Prospectus entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Fund Structure and Common Investment Strategies.  The Fund is a “Fund of Funds.”  In other words, the Fund pursues its investment objective by investing primarily in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), other open-end mutual funds and closed-end funds (collectively, “Underlying Funds”) that are not affiliated with the Northern Lights Fund Trust II or Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”).  The Fund may also invest in individual securities and futures.  The Fund Manager, tactically allocates assets to four primary asset segments:  global equity securities, global fixed income securities, cash, and commodities/currencies.  The Fund’s strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments.  The Fund Manager seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds, individual securities and futures representing these asset segments.  The Fund invests in Underlying Funds that invest in or are linked to global equity securities, global fixed income securities, cash, and commodities/currencies, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes.  The Fund may also invest in individual securities and futures representing or within these preceding asset classes, including, with respect to the global securities category, securities issued by foreign governments regardless of rating.

An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.  The trading price of an ETF fluctuates in accordance with changes in market supply and demand.  The Fund allocates its assets among a group of ETFs in different percentages.  In addition to the Underlying Funds, the Fund may invest directly in individual securities and futures.

Selection of Underlying Funds.  The Fund invests in Underlying Funds that invest in equity securities, such as common stock or securities convertible into or exchangeable for common stock such as convertible preferred stock, convertible debentures, warrants, and options, fixed income securities such as bonds, and instruments linked to real estate and commodities.  The Fund Manager selects specific Underlying Funds for investment, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk adjusted).  The Fund Manager also considers other factors in the selection of Underlying Funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings.  Many funds in which the Fund invests may not share the same investment goal and investment limitations as the Fund.  Normally, the Fund will invest its assets in Underlying Funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies.  However, the Fund may invest up to 100% of its total assets in one Underlying Fund.  Also, because the Fund may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, the Fund may have a large percentage of its Underlying Fund assets managed by one investment adviser. The Fund may also invest in exchange-traded notes (“ETNs”).

The Fund may purchase “no-load” mutual funds, which are sold and purchased without a sales charge.  The Fund may also purchase “load” mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Fund.  In addition, when the Fund Manager believes it is appropriate, the Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption.  The Fund, the Fund Manager, and the Fund’s distributor do not receive Rule 12b-1 distribution fees generated from the purchase of Underlying Funds; however, they may receive shareholder servicing fees for the performance of certain administrative tasks.

Allocation of Fund Assets among Asset and Market Segments.  The Fund Manager tactically allocates assets to four primary asset segments:  global equity securities, global fixed income securities, cash, and commodities/currencies.

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Global Equities Segment:  The Fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants.  The Fund may also invest in individual stocks.  Common stocks, the most familiar type, represent an ownership interest in a corporation.  Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

The equities segment includes domestic and foreign equity securities of all types.  The Fund Manager seeks a high total return within this asset class by actively allocating assets between developed and developing countries globally, which are expected to benefit from major trends.  The equities segment considers value, liquidity and technical factors when assessing the amount of risk to take in overall stocks, as well as each individual country.  When the Fund Manager selects stock funds, it considers a variety of factors, including growth and anticipated dividend income.  Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

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Global Fixed Income Segment:  The Fund may invest in Underlying Funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign issuers.  The Fund may also investment in securities issued by foreign governments regardless of credit rating as well as Underlying Funds owning such securities.  Bonds and other debt securities are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.  The fixed income segment includes all varieties of domestic and foreign fixed-income securities.  The fixed income segment relies on three types of risk to determine the overall bond allocation; valuation risk, cyclical risk and technical factors.  The Fund Manager will seek to manage total return, income, and risk within the bond segment by adjusting the Fund’s investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities.  Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities.  These securities may be denominated in U.S. dollars or foreign currency.  The Fund may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (commonly referred to as “junk bonds”).  In general, bond prices rise when interest rates fall, and fall when interest rates rise.  Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

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Cash Segment:  The Fund may invest in money market funds or cash during times when the Fund does not feel that the risk exposure is justified in the equity, fixed income, commodities and currencies segment.

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Commodities/Currencies Segment:  The Fund may invest in funds/securities that have long and short holdings of commodity and currency positions.  An Underlying Fund in this segment typically invests in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used, both long and short.

Using fundamental and technical analysis, with a focus on valuations, cyclical risk, liquidity and technical factors (i.e. momentum), the Fund Manager assesses the relative risk and reward potential of the primary asset segments, with the objective of providing the best opportunity for achieving the Fund’s investment objective.  The Fund’s portfolio is expected to vary considerably among the various asset segments as changes in economic and market trends occur.  The Fund Manager underweights or will avoid asset segments that it believes to have below average risk/reward potential and overweights asset segments that it believes to have above average risk/reward potential.  The asset allocation process is not limited to determining the degree to which the Fund’s assets should be invested in a given asset segment.  The Fund Manager continually explores opportunities in various subclasses of assets or markets within the four primary asset segments.  Also within the four primary asset segments, the Fund Manager may allocate the Fund’s assets among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. government securities, corporate bonds, high yield bond funds, money market funds and exchange traded funds.  The Fund may also invest in individual securities.

Under the Fund’s previous investment strategy, the Fund’s portfolio turnover rate was 17%.  However, under the Fund’s revised investment strategy the Fund’s portfolio turnover rate is expected to be significantly higher.

The section of the Prospectus entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings — Principal Investment Risks” is deleted in its entirety and replaced with the following:

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.   The Fund’s returns will vary and you could lose money on your investment in the Fund.

Exchange-Traded Funds Risks:  Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs.

Exchange Traded Notes Risk –ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Interest Rate Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund.  Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Non-Investment Grade Bond Risks:  The Fund may invest in non-investment grade bonds or in Underlying Funds that own non-investment grade bonds.  Non-investment grade bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risk, including the possibility of default or bankruptcy. Non-investment grade debt securities tend to be more sensitive to economic conditions than higher-rated debt securities. As a result, they generally are more sensitive to credit risk and are considered more speculative than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain non-investment grade debt securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and will also increase the volatility of the Fund’s net asset value.

Prepayment Risk:  Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date.  If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund’s share price and its income distributions.  Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities.  Certain types of pass-through securities, such as asset-backed securities and mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain asset- and mortgage-backed securities include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or, in the case of mortgage-backed securities foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Foreign Securities Risk:  The Fund may invest directly in the securities of foreign issuers or indirectly through Underlying Funds.  Investing in securities of foreign issuers may involve risks not typically associated with investing in U.S. issuers.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on the U.S. markets.  Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries portions or these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Foreign Currency Risk:  The Fund may invest in currency linked instruments or in Underlying Funds that make investments in currencies.  To the extent the Fund invests in Underlying Funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

Emerging Markets Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Commodities Risk:  The Fund may invest in commodity futures or in Underlying Funds that make investments in commodities or that own securities or other instruments linked to commodities.  The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Management Risk:  The net asset value of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Fund Manager’s allocation of the Fund’s assets between hedged and unhedged positions using its investment strategy.  The Fund Manager’s objective judgments, based its investment strategies, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund Manager’s investment strategy will produce the desired results.

Market Risk:  Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets.  The value of a security may decline due to general economic, political and market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of securities and financial instruments in which the Fund invests, either directly or through derivatives, will cause the net asset value of the fund to fluctuate.  Historically, the markets have moved in cycles, and the value of the Fund’s securities and derivatives may fluctuate drastically from day to day.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.  Small-capitalization and medium-capitalization companies often have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.  These securities may trade over-the-counter or on an exchange and may or may not pay dividends.

Derivatives Risk:   The Fund may use derivatives, such as futures contracts.  The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Underlying Funds Risk:  Because the Fund invests primarily in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds.  In addition, investing through the Fund in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds.  By investing indirectly in Underlying Funds through the Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the Underlying Funds, including short-term redemption charges.  In addition, to the extent these Underlying Funds trade their portfolios actively; they will incur higher brokerage commissions as well as increased realization of taxable gains. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

Limited History of Operations Risk:  The Fund has a limited history of operation.  Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for Class I shares dated June 28, 2013, each as amended, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-754-7935.